PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
BrandywineGLOBAL -
Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 52.0%
United States Treasury Bonds : 26.6%
61,700,000
4.750
%,
05/15/2055 $ 61,912,094
26.6
United States Treasury Floating Rate Notes : 15.3%
23,280,000
(1)
4.057
%,
07/31/2027 23,263,648
10.0
12,370,000
(1)
4.058
%,
04/30/2027 12,364,098
5.3
35,627,746
15.3
United States Treasury Notes : 10.1%
23,820,000
3.875
%,
08/15/2034 23,459,908
10.1
Total U.S. Treasury
Obligations
(Cost $119,142,328)
120,999,748
52.0
U.S. GOVERNMENT AGENCY OBLIGATIONS : 31.9%
Federal Home Loan Banks : 4.6%
10,590,000
3.625
%,
09/04/2026 10,578,255
4.6
Government National Mortgage Association : 16.1%
4,396,070
6.000
%,
10/20/2053 4,497,653
1.9
6,464,392
6.000
%,
11/20/2053 6,611,951
2.8
4,184,913
6.000
%,
12/20/2053 4,280,440
1.8
1,759,780
6.000
%,
04/20/2054 1,797,474
0.8
5,451,575
6.000
%,
05/20/2054 5,565,277
2.4
2,644,068
6.000
%,
06/20/2054 2,698,471
1.2
4,741,626
6.000
%,
07/20/2054 4,837,362
2.1
5,456,838
6.000
%,
09/20/2054 5,562,901
2.4
1,656,762
6.000
%,
12/20/2054 1,688,010
0.7
37,539,539
16.1
Uniform Mortgage-Backed Securities : 11.2%
(2)
12,358,000
0.500
%,
11/07/2025 12,312,248
5.3
5,000,000
(3)
4.390
%,
12/11/2025 4,961,413
2.1
2,972,826
6.000
%,
08/01/2054 3,040,799
1.3
4,277,511
6.000
%,
09/01/2054 4,373,976
1.9
1,335,389
6.000
%,
10/01/2054 1,364,577
0.6
26,053,013
11.2
Total U.S. Government
Agency Obligations
(Cost $73,594,171)
74,170,807
31.9
CORPORATE BONDS/NOTES : 10.2%
Basic Materials : 0.1%
200,000
(4)
Anglo American
Capital PLC, 2.625%,
09/10/2030 183,872
0.1
Communications : 0.5%
310,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.200%,
03/15/2028 308,628
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
780,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 $ 818,672
0.4
1,127,300
0.5
Consumer, Cyclical : 1.8%
540,000  Ford Motor Credit
Co. LLC, 5.303%,
09/06/2029 538,808
0.2
3,740,000  Toyota Motor Credit
Corp., 4.450%,
05/18/2026 3,751,923
1.6
4,290,731
1.8
Energy : 0.7%
1,642,200
(4)
NFE Financing LLC,
12.000%,
11/15/2029 484,449
0.2
430,000  Occidental Petroleum
Corp., 5.200%,
08/01/2029 436,638
0.2
620,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 664,754
0.3
1,585,841
0.7
Financial : 6.8%
310,000
(1)
American Express Co.,
3.550%,
12/31/2199 304,418
0.1
630,000  Ares Capital Corp.,
2.875%,
06/15/2028 601,580
0.3
230,000  Ares Capital Corp.,
7.000%,
01/15/2027 236,820
0.1
620,000
(1)
Barclays PLC, 5.674%,
03/12/2028 632,167
0.3
580,000
(1)
Barclays PLC, 5.690%,
03/12/2030 602,722
0.3
700,000  Blue Owl Capital Corp.,
2.875%,
06/11/2028 662,575
0.3
2,460,000
(1)
Charles Schwab Corp.
I, 4.000%,
12/31/2199 2,435,046
1.0
2,790,000
(1)
Citigroup, Inc. W,
4.000%,
12/31/2199 2,782,543
1.2
520,000
(1)
Citizens Bank NA/
Providence RI, 4.575%,
08/09/2028 523,289
0.2
1,765,000  Golub Capital
BDC, Inc., 2.500%,
08/24/2026 1,734,427
0.7
1,360,000
(1)(4)
UBS Group AG,
3.875%,
12/31/2199 1,343,209
0.6
2,030,000
(1)
UBS Group AG,
5.125%,
12/31/2199 2,027,515
0.9
900,000
(1)
US Bancorp J, 5.300%,
12/31/2199 898,504
0.4
980,000
(1)
Wells Fargo & Co. BB,
3.900%,
12/31/2199 971,644
0.4
15,756,459
6.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
VY
®
BrandywineGLOBAL -
Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial : 0.3%
685,000  Boeing Co., 3.200%,
03/01/2029 $ 661,164
0.3
Total Corporate Bonds/
Notes
(Cost $24,604,451)
23,605,367
10.2
Total Long-Term
Investments
(Cost $217,340,950)
218,775,922
94.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.1%
Mutual Funds : 5.1%
11,906,580
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $11,906,580) $ 11,906,580 5.1
Total Short-Term
Investments
(Cost $11,906,580)
11,906,580
5.1
Total Investments in
Securities
(Cost $229,247,530) $ 230,682,502 99.2
Assets in Excess of
Other Liabilities
1,789,818 0.8
Net Assets $ 232,472,320 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(2)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(3)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
VY
®
BrandywineGLOBAL -
Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 120,999,748 $ — $ 120,999,748
U.S. Government Agency Obligations — 74,170,807 — 74,170,807
Corporate Bonds/Notes — 23,605,367 — 23,605,367
Short-Term Investments 11,906,580 — — 11,906,580
Total Investments, at fair value $ 11,906,580 $ 218,775,922 $ — $ 230,682,502
Other Financial Instruments+
Futures 161,651 — — 161,651
Total Assets $ 12,068,231 $ 218,775,922 $ — $ 230,844,153
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for VY
®
BrandywineGLOBAL- Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
U.S. Treasury Ultra 10-Year Note 148 12/19/25 $ 17,031,563 $ 161,651
$ 17,031,563 $ 161,651
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,624,449
Gross Unrealized Depreciation (1,189,477)
Net Unrealized Appreciation $ 1,434,972